Finance and operating lease agreements - Financial leases (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Present value and future minimum payments:
Present value	BRL 98,618
Future value	134,731
Not later than one year
Present value and future minimum payments:
Present value	13,275
Future value	20,460
Later than one year and not later than six years
Present value and future minimum payments:
Present value	56,282
Future value	83,778
Later than six years
Present value and future minimum payments:
Present value	29,061
Future value	30,493
Machinery, equipment and facilities
Financial leases
Recognised finance lease as assets	90,372	BRL 44,968
Machinery, equipment and facilities | Cost
Financial leases
Recognised finance lease as assets	140,902
Machinery, equipment and facilities | Accumulated depreciation
Financial leases
Recognised finance lease as assets	(50,530)
Oxygen and chemical facilities
Financial leases
Recognised finance lease as assets	90,372	BRL 44,968
Oxygen and chemical facilities | Cost
Financial leases
Recognised finance lease as assets	140,902
Oxygen and chemical facilities | Accumulated depreciation
Financial leases
Recognised finance lease as assets	BRL (50,530)